UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 100 West Monroe Street, Suite 2010

         Chicago, IL  60603

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL/USA     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $101,152 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     3904   280640 SH       SOLE                   151060        0   129580
ANWORTH MORTGAGE ASSET CP      COM              037347101     2669   280630 SH       SOLE                   151060        0   129570
APRIA HEALTHCARE GROUP INC     COM              037933108     1495    56110 SH       SOLE                    30200        0    25910
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2909   123480 SH       SOLE                    66470        0    57010
AVNET INC                      COM              053807103     1338    52390 SH       SOLE                    28200        0    24190
BAYTEX ENERGY TR               TRUST UNIT       073176109      294    15500 SH       SOLE                    15500        0        0
BE SEMICONDUCTOR INDS N V      NY REGSTRY SHS   073320103     2380   404070 SH       SOLE                   217480        0   186590
BIO RAD LABS INC               CL A             090572207     1543    18700 SH       SOLE                    10060        0     8640
BJS WHOLESALE CLUB INC         COM              05548J106     2212    71090 SH       SOLE                    38260        0    32830
BROOKS AUTOMATION INC          COM              114340102     1293    89800 SH       SOLE                    48340        0    41460
CANETIC RES TR                 COM              137513107      174    12499 SH       SOLE                    12499        0        0
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2083   130950 SH       SOLE                    70480        0    60470
CMS ENERGY CORP                COM              125896100     2156   129080 SH       SOLE                    69480        0    59600
COVENTRY HEALTH CARE INC       COM              222862104     2275    45463 SH       SOLE                    24473        0    20990
CROWN HOLDINGS INC             COM              228368106     3914   187070 SH       SOLE                   100690        0    86380
CSG SYS INTL INC               COM              126349109     3500   130950 SH       SOLE                    70480        0    60470
DRS TECHNOLOGIES INC           COM              23330X100     3449    65480 SH       SOLE                    35250        0    30230
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3695   101020 SH       SOLE                    54370        0    46650
EQUITY INNS INC                COM              294703103     2687   168370 SH       SOLE                    90630        0    77740
FIRST PL FINL CORP             COM              33610T109     2197    93540 SH       SOLE                    50350        0    43190
FLEXTRONICS INTL LTD           ORD              Y2573F102     1117    97280 SH       SOLE                    52360        0    44920
FOREST OIL CORP                COM PAR $0.01    346091705     1834    56110 SH       SOLE                    30200        0    25910
FURNITURE BRANDS INTL INC      COM              360921100      911    56110 SH       SOLE                    30200        0    25910
GENESIS HEALTHCARE CORP        COM              37184D101     3534    74830 SH       SOLE                    40280        0    34550
GLOBAL INDS LTD                COM              379336100     4147   318030 SH       SOLE                   171180        0   146850
HARVEST ENERGY TR              TRUST UNIT       41752X101      395    17582 SH       SOLE                    17582        0        0
HIGHLAND HOSPITALITY CORP      COM              430141101     2613   183340 SH       SOLE                    98680        0    84660
HUDSON HIGHLAND GROUP INC      COM              443792106     4930   295570 SH       SOLE                   159110        0   136460
INNKEEPERS USA TR              COM              4576J0104     2610   168370 SH       SOLE                    90630        0    77740
KELLY SVCS INC                 CL A             488152208     2111    72960 SH       SOLE                    39270        0    33690
KMG AMER CORP                  COM              482563103     3409   355430 SH       SOLE                   191300        0   164130
KNBT BANCORP INC               COM              482921103     1471    87920 SH       SOLE                    47320        0    40600
LIFEPOINT HOSPITALS INC        COM              53219L109     2585    76700 SH       SOLE                    41280        0    35420
MAIDENFORM BRANDS INC          COM              560305104     2644   145920 SH       SOLE                    78540        0    67380
MARINER ENERGY INC             COM              56845T305      887    45262 SH       SOLE                    24362        0    20900
MEADOWBROOK INS GROUP INC      COM              58319P108     3515   355410 SH       SOLE                   191320        0   164090
ONEOK INC NEW                  COM              682680103     2581    59860 SH       SOLE                    32220        0    27640
OWENS ILL INC                  COM NEW          690768403     2209   119720 SH       SOLE                    64440        0    55280
PHOTRONICS INC                 COM              719405102     1131    69230 SH       SOLE                    37270        0    31960
PROVIDENT ENERGY TR            TR UNIT          74386K104      217    19900 SH       SOLE                    19900        0        0
RADIAN GROUP INC               COM              750236101     2017    37420 SH       SOLE                    20140        0    17280
READERS DIGEST ASSN INC        COM              755267101     1218    72960 SH       SOLE                    39270        0    33690
SCHOLASTIC CORP                COM              807066105     1409    39300 SH       SOLE                    21160        0    18140
SHAW GROUP INC                 COM              820280105     2650    79090 SH       SOLE                    42810        0    36280
SMUCKER J M CO                 COM NEW          832696405     1859    38355 SH       SOLE                    20645        0    17710
SPARTECH CORP                  COM NEW          847220209      981    37420 SH       SOLE                    20140        0    17280